Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Maxim Trusco Small Cap Growth Portfolio

Supplement dated April 3, 2008 to

Prospectus and Statement of Additional Information dated May 1, 2007

Effective March 31, 2008, Trusco Capital Management, Inc. underwent an internal restructuring. Trusco Capital Management, Inc. changed its name to RidgeWorth Capital Management, Inc. and created two investment management subsidiaries. The management of growth-oriented portfolios will be done through Silvant Capital Management LLC, one of the new subsidiaries of RidgeWorth Capital Management, Inc. Therefore, effective March 31, 2008, the Sub-Adviser to the Portfolio is Silvant Capital Management LLC and the name of the Portfolio is changed to Maxim Small Cap Growth Portfolio. The internal restructuring did not result in a chance of actual control or management of the Portfolio’s Sub-adviser

Effective March 31, 2008, all references in the Prospectus and Statement of Additional Information to the Maxim Trusco Small Cap Growth Portfolio are changed to the Maxim Small Cap Growth Portfolio.

Effective March 31, 2008, all references in the Prospectus to Trusco Capital Management, Inc. are changed to Silvant Capital Management LLC. The information regarding Trusco Capital Management, Inc. on page 71 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Silvant Capital Management LLC (“Silvant”) an investment advisor registered under the Investment Advisers Act of 1940, is a Delaware LLC with its principal business address at 50 Hurt Plaza, Suite 1500, Atlanta, Georgia 30303. Silvant is a wholly owned subsidiary of RidgeWorth Capital Management, Inc. a money management holding company which is a wholly owned subsidiary of SunTrust Banks, Inc. (“SunTrust”)

Christopher D. Guinther is the lead portfolio manager for the Maxim Small Cap Growth Portfolio. He is also the lead Portfolio Manager for both the Silvant Large Cap Growth discipline and the Select Large Cap Growth discipline. He has over 15 years of investment experience, the 11 most recent as a lead or co-portfolio manager of institutional small cap growth portfolios.

Prior to joining Silvant, Mr. Guinther served as a lead or co-portfolio manager of top performing institutional small cap growth portfolios. He was with Northern Trust Global Investors as a Senior Vice President and Institutional Small Cap Growth Portfolio Manager. Previously, he worked as a Small Cap Growth Portfolio Manager with both Principal Global Investors and Banc One Investment Advisors. He earned his Bachelor of Business Administration in Finance from Ohio University (1992), where he graduated with honors.

Michael A. Sansoterra is the lead Portfolio Manager for the Large Cap Growth discipline at Silvant. He is also a named portfolio manager on the Select Large Cap Growth discipline and the Small Cap Growth discipline. He has over 11 years of investment experience.

Prior to joining Silvant, Mr. Sansoterra served as the Large Cap Diversified Growth Portfolio Manager, the Director of Research for Large/Mid Domestic Equities and a Senior Equity Analyst for Principal Global Investors from 2003 to 2007. Previously, he worked as a Senior Equity Analyst for USAA Investment Management and as an Equity Analyst and Portfolio Manager for The Northern Trust Company. He earned his Bachelor of Science in Economics from The University of Michigan (1994).

Effective March 31, 2008, all references in the Statement of Additional Information to Trusco Capital Management, Inc. are changed to Silvant Capital Management LLC. The information regarding Trusco

Capital Management, Inc. on pages 56 and 57 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Silvant Capital Management LLC (“Silvant”) an investment adviser registered under the Investment Advisers Act of 1940, is a Delaware LLC with its principal business address at 50 Hurt Plaza, Suite 1500, Atlanta, Georgia 30303. Silvant is a majority owned subsidiary of RidgeWorth Capital Management, Inc. a money management holding company which is a wholly owned subsidiary of SunTrust Banks, Inc.

MCM is responsible for compensating Silvant, which receives monthly compensation at the annual rate of 0.40% on net assets of the Maxim Small Cap Growth Portfolio.

Other Accounts Managed

As December 31, 2007, Mr. Guinther also manages six separate accounts with approximately $653,258,694 in total assets; and Mr. Sansoterra manages five separate accounts with approximately $903,896,892 in total assets.

Silvant’s advisory fee was not based on performance for any of the aforementioned registered investment companies, other pooled investment vehicles, or other accounts.

Conflicts of Interest Policy

Management of both the Portfolio and the accounts referred to above at the same time may give rise to potential conflicts of interest. If the Portfolio and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Portfolio. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Portfolio trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Portfolio. In addition, aggregation of trades may create the potential for unfairness to a Portfolio or another account if one account is favored over another in allocating the securities purchased or sold. Silvant has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner Silvant believes is fair and equitable.

Compensation

Portfolio managers earn competitive salaries from Silvant. In addition, portfolio managers are eligible to receive bonuses based on the performance of the specific funds they manage. Investment results are the basis for determining if such bonuses are paid. Investment results are determined by comparing the relevant fund’s pre-tax total returns to that same fund’s benchmarks and peer groups over multi-year periods, as applicable. Where a portfolio manager manages multiple funds, each fund is weighted based on the following criteria: each fund’s market value, its relative strategic importance to Silvant and its clients, as well as its potential asset growth.

All full-time employees of Silvant, including portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

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401 Excess Plan – This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by Silvant, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual’s senior executive for the business.

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ERISA Excess Retirement Plan – This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan.

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Participation in the plan must be approved by the individual’s senior executive for the business.

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Voluntary Functional Incentive Plan Deferral – This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntarily defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. Silvant’s annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

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Stock Option Awards – Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual’s senior executive for the business.

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Restricted Stock Awards – Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust are eligible for restricted stock awards. The awards often vest based on the recipient’s continued employment with Silvant, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual’s results, contributions to the organization, adherence to portfolio compliance and other factors.

Ownership of Securities

As of December 31, 2007, neither Christopher Guinther nor Michael Sansoterra owned any shares of the Maxim Small Cap Growth Portfolio.

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Statement of Additional Information, both dated May 1, 2007. This Supplement should be retained for future reference.

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